INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	December 31, 2023	December 31, 2022
	US$	US$ (as restated)
Crypto assets for general investment (A)	705,309	288,419
The right to recover the crypto assets (B)	—	3,944,809
Total intangible assets, Net	$705,309	$4,233,228

(A)	Crypto assets for general investment

Crypto assets for general investment, net consist of the following:

	December 31, 2023	December 31, 2022
	US$	US$ (as restated)
Filecoin (i)	705,309	288,419
Total crypto assets for general investment, net	$705,309	$288,419

(i)	As of December 31, 2023, the Company held 247,811.36 Filecoins with the carrying amount of $705,309, of which 104646.58 Filecoins came from the asset purchase agreement with Huangtong International Co., Ltd. closed on December 15, 2022, about 79,780 Filecoins were borrowed from Huangtong International Co., Ltd. to meet the pledge needs for Filecoin mining business, and 64,455.78 Filecoins came from the Filecoin physical mining business. Out of the 247,811.36 Filecoins, approximately 139,281 Filecoins are in a pledged and locked position in the Company’s node accounts for the needs of Filecoin mining operating.

As of December 31, 2022, the Company held 104762.0706 Filecoins with the book value of $288,419, of which 104646.5806 Filecoins came from the supplementary agreement of the asset purchase agreement with Huangtong International Co., Ltd. closed on December 15, 2022 and 115.49 Filecoins came from the Filecoin physical mining business.

The movement of the crypto assets for general investment for the year ended December 31, 2022 and 2023 is as follows:

	For the year ended December 31,
	2023	2022
	US$	US$ (as restated)
Balance as of January 1, 2023 and 2022	288,419	7,277,717
Addition: received crypto assets payments (i)	—	315,028
Purchase or borrowing (ii)	434,238	—
Mining out (iii)	285,928	327,605
Deduction: disposal of crypto assets (iv)	—	(998,902)
Impairment (v)	(303,276)	(817,609)
Crypto assets out of control reclassified to the right to recover the crypto assets (vi)	—	(5,815,420)
Balance as of December 31, 2023 and 2022	705,309	288,419

(i)	The Company received 104646.5806 Filecoins with the book value of $315,028 from Huangtong International Co., Ltd., as an additional consideration for the Company’s shares on December 20, 2022. The company received these Filecoins on December 20, 2022, and recognized the book value based on the day’s closing trading price of the “Feixiaohao” platform, a cryptocurrency information platform that gathers data from major global cryptocurrency exchanges.

(ii)	During 2023, about 79,780 Filecoins with the book value of $434,238 were borrowed from Huangtong International Co., Ltd. to meet the pledge needs for Filecoin mining business.

(iii)	During 2023, the Company mined out 64,340.29 Filecoins from the Filecoin physical mining business, and the Company recognized a total revenue of $285,928 based on the lowest transaction price on the Coinbase platform on the day of receiving the Filecoin rewards.

From January 1 to February 16 in 2022, the Company mined out 7.86772699 Bitcoin from the Bitcoin shared mining business, and recognized the book value based on the day’s closing trading price of the “Feixiaohao” platform of $327,257. In December 2022, the Company mined out 115.49 Filecoins from the Filecoin physical mining business, the fair market at the date the Filecoins were mined out was $348.

(iv)	During the year ended 2022, the Company sold 1,000,000 USD coins with the book value of $998,902 and get $968,934 into the Company’s bank account.

(v)	We estimated the fair values of the cryptocurrencies based on the lowest transaction price on the Coinbase platform every day and totally recognized $303,276 impairment loss for the year ended December 31, 2023.

We estimated the fair values of the crypto assets based on the intraday low price every day and recognized $790,652 impairment loss for the six months ended June 30, 2022, including $784,788 impairment loss of Bitcoins for the period from January 1, 2022 to February 16, 2022 (when the Bitcoins still under the Company’s control), and $5,864 impairment loss of Tether USDs.

(vi)	On February 16, 2022, the Wei Zhu incident resulted in the Company losing control of all the Bitcoins and USD Coins. We reclassified all the USD Coins out of control as the right to recover the crypto assets, as detailed in the following “(2) The right to recover the crypto assets”. As of February 16, 2022, the book value of the Bitcoins and USD Coins out of control was $5,815,420.

(B)	The right to recover the crypto assets (The crypto assets that are outside of the Company’s control).

The right to recover the crypto assets, net consist of the following:

	December 31, 2023	December 31, 2022
	US$	US$ (as restated)
Bitcoin	—	1,952,598
USD Coin	—	1,992,211
Total the right to recover the crypto assets, net	$—	$3,944,809

On February16, 2022, the former acting Chief Financial Officer Wei Zhu, who was also the Company’s former Co-Chief Executive Officer, and a former member and Co-Chairperson of the Board, was taken away from the Company’s office in Shenzhen, China for personal reasons to cooperate with the investigation from Sheyang County Public Security Bureau, Yancheng City, Jiangsu Province, People’s Republic of China. At the same time, Sheyang County Public Security Bureau forcibly removed the safe belonging to the Company that stored the digital asset hardware cold wallet, and forcibly destroyed the safe and seized the crypto asset hardware cold wallet and all crypto assets stored in it, and we verified that 95.23843 Bitcoins and 2005537.5 USD Coins with a book value as of December 31, 2022 of $3,469,762 stored in the out-of-control wallet had been transferred to another unknown wallet.

The deposit status of the Bitcoins and USD Coins that are outside of the Company’s control on December 31, 2023 are as follows:

		The portion that was still stored in the hardware cold as of December 31, 2023	The portion that that are forwarded to unknown addresses as of December 31, 2023
Crypto assets	Quantities	Quantities	Quantities

Bitcoins	125.8584797	30.62004	95.23843
USD Coins	2005537.50	—	2005537.5

The movement of the right to recover the crypto assets for the year ended December 31, 2023 and 2022 is as follows:

	December 31, 2023	December 31, 2022
	US$	US$ (as restated)
Balance as of January 1, 2023 and 2022	3,944,809	—
Crypto assets out of control reclassified to the right to recover the crypto assets (i)	—	5,815,420
Mining out (ii)	—	455,833
Impairment (iii)	(3,944,809)	(2,326,444)
Balance as of December 31, 2023 and 2022	—	3,944,809

(i)	On February 16, 2022, the Wei Zhu incident resulted in the Company losing control of all the Bitcoins and USD Coins. We reclassified all the USD Coins out of control as the right to recover the crypto assets. The book value on February16, 2022 of the Bitcoins and USD Coins stored in the out-of-control wallet was $5,815,420, including 114.86129105 Bitcoins with the book value of $3,823,209 and 2,005,537.50 USD Coins with the book value of $1,992,211.

(ii)	From February 17 to April 30 in 2022, the Company mined out 10.99718523 Bitcoin from the Bitcoin shared mining business, and recognized the book value based on the day’s closing trading price of the “Feixiaohao” platform of $455,833. Although the wallet that received these mining generated Bitcoins was already in a state of loss of control on February 16, 2022, the Company failed to respond quickly to the Wei Zhu incident, resulting in the Bitcoins produced during the mining period from February 17 to April 30, 2022 being also in a state of loss of control upon acquisition.

(iii)	As of April 22, 2024, the Company has not made positive progress in recovering its crypto assets out of control. Although it is considered inappropriate from a legal perspective for the Sheyang County Public Security Bureau to implement seizure procedures on the Company’s crypto assets, the Company still cannot estimate the time it may take to recover those crypto assets. Therefore, the Company has decided to make a provision for impairment of all the crypto assets out of control, with the impairment amount of $3,944,809 for the year ended December 31, 2023, to eliminate the potential significant uncertainty on the financial statements.

As of April 25, 2023, we had not been able to communicate effectively with the Sheyang County Public Security Bureau. The Sheyang County Public Security Bureau did not provide a written response to the appeal materials submitted by the Company in accordance with regulations. We had not been informed of any information that may prevent the Company from recovering these crypto assets out of control. Therefore, in our consolidated financial statements as of December 31, 2022, we did not recognize any impairment losses related to the loss of control over these crypto assets.

We estimated the fair values of the crypto assets based on the intraday low price every day and no impairment loss of the right to recover the crypto assets was recognized for the year ended December 31, 2023.

We estimated the fair values of the crypto assets based on the intraday low price every day and recognized $2,326,444 impairment loss for the year ended December 31, 2022, all of which came from the impairment loss of Bitcoins for the period from February 17 to December 31 in 2022.

PRC law firm Deheng Law Office (“Deheng”) has been representing the Company in our efforts to recover the wrongfully seized cold wallet and cryptocurrencies from the Public Security Bureau. On behalf of the Company, Deheng went to Sheyang Public Security Bureau several times to communicate with the police officer in charge of Wei Zhu’s case, and Deheng learned that Sheyang Public Security Bureau suspected that the cryptocurrencies belonged to the Company was related to Wei Zhu’s case without any evidence and because Wei Zhu’s case was still in the stage of investigation, they insisted on continuing to implement temporary measures to retain the seized assets. According to the legal opinion issued by Deheng Law Firm, the ownership of the cryptocurrencies seized by Sheyang Public Security Bureau is clear and can be verified as belonging to the Company, and the seizure of the Company’s cryptocurrencies by Sheyang Public Security Bureau is improper. If Public Security Bureau of Sheyang does not release the seizure of the Company’s cryptocurrencies, Sheyang Public Security Bureau should issue a written decision in accordance with laws and regulations.

On November 21, 2022, Deheng submitted the complaint and evidentiary materials to the Public Security Bureau of Sheyang County according to the Criminal Procedure Law and the Provisions on Procedures of Handling Criminal Cases by Public Security Organs (the “PRC Criminal Law”). As of December 31, 2023, the Company and Deheng have not received any definitive response from the Public Security Bureau of Sheyang County.

On October 12, 2023, the Company submitted the “Application for State Compensation” to the Public Security Bureau of Sheyang County. At the same time, the Company filed a complaint and submitted the “Information and Supervision Application” with Public Security Bureau of Yancheng City (the superior department of Public Security Bureau of Sheyang County), urging the Public Security Bureau of Yancheng City to compel the Public Security Bureau of Sheyang County to make a decision as to the seized digital currencies. On November 22, 2023, the Company received a response from the Public Security Bureau of Sheyang County, rejecting the Company’s “Application for State Compensation”. The Public Security Bureau of Sheyang County claimed that the criminal responsibility for the relevant case has not been terminated, and the Company should submit the “Application for State Compensation” after the criminal responsibility for the relevant case has been terminated. In view of the unreasonable response from the Public Security Bureau of Sheyang County, the Company submitted the administrative reconsideration by mail to the Public Security Bureau of Yancheng City, the higher-level organ of the Public Security Bureau of Sheyang County, on December 19, 2023.

The Company is currently still attempting to recover the wrongfully seized cold wallet and cryptocurrencies through administrative appeals. Considering the special situation of China’s public security and judicial system, the Company has not considered directly filing a lawsuit against the Public Security Bureau of Sheyang County. Once the wrongfully seized cold wallet and cryptocurrencies cannot be recovered through administrative appeals, the Company will have to resort to litigation to confront the Public Security Bureau of Sheyang County and the relevant responsible persons. We together with Deheng will continue to vigorously pursue the Recovery Proceeding, attempting to regain its cold wallet and cryptocurrencies contained therein, which we believe were wrongfully seized and impounded by the Public Security Bureau.

As of December 31, 2023, the Company has not made more positive progress in recovering its crypto assets out of control. Although it is considered inappropriate from a legal perspective for the Sheyang County Public Security Bureau to implement seizure procedures on the Company’s crypto assets, the Company still cannot estimate the time it may take to recover those crypto assets. Therefore, the Company has decided to make a provision for impairment of all the crypto assets out of control, to eliminate the potential significant uncertainty on the financial statements.

(C)	The impairment loss of intangible assets

Due to the price crash of Bitcoin in 2022, the Company, out of caution, decided to change the impairment test method of Bitcoin and other cryptocurrencies from testing once or twice a year by calculating the fair value based on the average daily closing price of the past 12 months to testing every day by calculating the fair value based on the intraday low price.

In addition, considering that we are still unable to estimate when the Company will be able to recover the Bitcoins and USD Coins that were improperly seized by the Sheyang County Public Security Bureau, in order to eliminate the uncertainty caused by this incident to the Company’s consolidated financial statements, we have decided to make impairment provisions for all those crypto assets out of control.

The impairment loss of intangible assets for the year ended December 31, 2023 and 2022 is detailed as follows:

	For the year ended December 31,
	2023	2022
	US$	US$
Bitcoin (i)	1,952,598	3,111,232
USD Coin (ii)	1,992,211	—
Filecoin (iii)	303,276	26,957
Tether USDs (“USDT”) (iv)	—	5,864
Total impairment loss of intangible assets	4,248,085	3,144,053

(i)	As of April 19, 2024, the Company has not made positive progress in recovering its crypto assets out of control. Although it is considered inappropriate from a legal perspective for the Sheyang County Public Security Bureau to implement seizure procedures on the Company’s crypto assets, the Company still cannot estimate the time it may take to recover those crypto assets. Therefore, the Company has decided to make a provision for impairment of all the crypto assets out of control, with the impairment amount of $3,944,809 for the year ended December 31, 2023, to eliminate the potential significant uncertainty on the financial statements.

As of April 25, 2023, we had not been able to communicate effectively with the Sheyang County Public Security Bureau. The Sheyang County Public Security Bureau did not provide a written response to the appeal materials submitted by the Company in accordance with regulations. We had not been informed of any information that may prevent the Company from recovering these crypto assets out of control. Therefore, in our consolidated financial statements as of December 31, 2022, we did not recognize any impairment losses related to the loss of control over these crypto assets.

We estimated the fair values of the crypto assets based on the intraday low price every day and no impairment loss of the of the Bitcoins was recognized for the year ended December 31, 2023.

We recognized $3,111,232 impairment loss of Bitcoins in the year ended December 31, 2022, including $784,788 impairment loss of Bitcoins recognized for the period from January 1 to February 16 in 2022, when the Bitcoins were still under the Company’s control, and $2,326,444 impairment loss of the right to restore the Bitcoins for the period from February 17 to December 31 in 2022, when the Bitcoins became out of the Company’s control.

(ii)	As of December 31, 2023, the Company has not made positive progress in recovering its crypto assets out of control. Although it is considered inappropriate from a legal perspective for the Sheyang County Public Security Bureau to implement seizure procedures on the Company’s crypto assets, the Company still cannot estimate the time it may take to recover those crypto assets. Therefore, the Company has decided to make a provision for impairment of all the crypto assets out of control, to eliminate the potential significant uncertainty on the financial statements.

(iii)	We estimated the fair values of the Filecoins based on the intraday low price of the Coinbase platform every day and recognized $303,276 impairment loss of Filecoins for the year ended December 31, 2023. We estimated the fair values of the Filecoins based on the intraday low price of the Feixiaohao platform every day and recognized $26,957 impairment loss of Filecoins for the year ended December 31, 2022.

(iv)	We recognized $5,864 impairment loss for the Tether USDs in the year ended December 31, 2022 due to the platform where the wallet of the $5,864 Tether USDs was stored had gone out of business, we had been no longer able to withdraw the Tether USDs as of December 31, 2022.